DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 22, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Gross proceeds		$ 135,240,000
Transaction costs	$ 3,187,305
Underwriting fees	2,760,000
Other offering costs	$ 427,305
Cash held outside Trust account		$ 712,062	$ 241,416	$ 624,830	$ 382,161
Maturity term			5 years	5 years
Minimum percentage of fair market value on trust account			80.00%	80.00%
Minimum percentage of securities need to be owned or acquired			50.00%	50.00%
Minimum net intangible assets			$ 5,000,001	$ 5,000,001
Minimum share percentage restricted from redeeming of aggregate shares			15	15
Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of public shares issued	4,110,000
Shares issued price per share	$ 1.00
Gross proceeds	$ 4,110,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of public shares issued	13,800,000		13,800,000	13,800,000
Shares issued price per share	$ 10.00		$ 10.00	$ 10.00
Gross proceeds	$ 138,000,000
Initial Public Offering | Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares issued price per share	$ 10.00			$ 10.00
Gross proceeds	$ 138,000,000
Maturity term	6 months
Over-Allotment Option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of public shares issued	1,800,000		1,800,000	1,800,000
Shares issued price per share			$ 10.00	$ 10.00